PROPERTY AND EQUIPMENT (Details)	6 Months Ended
Jun. 30, 2015 USD ($)
Property plant and equipment, gross	$ 53,209
Less: accumulated depreciation	(1,973)
Property and equipment, Net	51,236
Depreciation Expenses	1,968
Furniture and Fixtures [Member]
Property plant and equipment, gross	38,193
Office equipment [Member]
Property plant and equipment, gross	$ 15,016